Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue
Schedule of revenue recognition

DKK thousand	2021	2020	2019
Boehringer Ingelheim International GmbH	22,311	149,120	0
Alexion Pharmaceuticals Inc.	30,185	42,881	38,021
Protagonist Therapeutics, Inc.	25,381	0	0
Sanofi-Aventis Deutschland GmbH	30,669	0	0
Undisclosed counterpart	0	0	3,312
Total license and milestone revenue	108,546	192,001	41,333
Gross product sales	354,599	303,658	0
Sales rebates	-157,016	-133,924	0
Returns and sales reductions	-13,562	-8,421	0
Total net product sales	184,021	161,313	0
Total revenue	292,567	353,314	41,333
Total revenue recognized over time	30,185	42,881	38,021
Total revenue recognized at a point in time	262,382	310,433	3,312